Finance Costs - Schedule of Finance Costs (Details) - AUD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024	Jun. 30, 2023
Schedule of Finance Costs [Abstract]
Interest expense on Shareholder loans (refer to note 20)	$ 298,726	$ 230,930	$ 460,112	$ 393,881
Amortisation of discount on convertible notes (refer to note 20)	188,291
Interest on Convertible notes (refer to note 20)	97,266	55,341	124,904	9,226
Interest and finance charges – Others	36,502	520	15,100	548
Finance costs	$ 620,785	$ 286,791	$ 600,220	$ 404,069